Net Gains on Mortgage Loans Held for Sale	12 Months Ended
Dec. 31, 2013
Net Gains on Mortgage Loans Held for Sale
Net Gains on Mortgage Loans Held for Sale

Note 20—Net Gains on Mortgage Loans Held for Sale

        Net gains on mortgage loans held for sale at fair value is summarized below:

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Cash gain (loss):
Sales proceeds	$(150,589)	$78,671	$182
Hedging activities	98,707	(70,916)	(8,578)

	(51,882)	7,755	(8,396)

Non-cash gain:
Receipt of MSRs in loan sale transactions	205,105	90,472	8,253
MSR recapture payable to PennyMac Mortgage Investment Trust	(709)	—	—
Provision for losses relating to representations and warranties on loans sold	(4,675)	(3,055)	(260)
Change in fair value relating to loans and hedging derivatives held at year end:
IRLCs	(17,179)	16,035	7,919
Mortgage loans	(4,207)	4,030	393
Hedging derivatives	11,560	2,933	5,120

	$138,013	$118,170	$13,029